UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Diversified Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities (a)(b)		(000)	Value
ARES CLO Funds, Series 2005-
10A, Class B, 0.70%,
9/18/17	USD	250	$ 221,897
Canaras Summit CLO Ltd., Series
2007-1A, Class B, 0.79%,
6/19/21		365	308,151
Chatham Light CLO Ltd., Series
2005-2A Class A2, 0.67%,
8/03/19		850	762,875
Flagship CLO, Series 2006-1A,
Class B, 0.66%,
9/20/19		1,000	835,000
Fraser Sullivan CLO Ltd., Series
2006-2A, Class B, 0.71%,
12/20/20		500	428,750
Gannett Peak CLO Ltd., Series
2006-1X, Class A2, 0.63%,
10/27/20		280	240,800
Landmark CDO Ltd., Series 2006-
8A, Class B, 0.63%,
10/19/20		525	451,180
MAPS CLO Fund LLC, Series 2005-
1A, Class C, 1.26%,
12/21/17		275	244,915
Portola CLO Ltd., Series 2007-1X,
Class B1, 1.71%,
11/15/21		370	333,000
T2 Income Fund CLO Ltd., Series
2007-1A, Class B, 0.88%,
7/15/19		320	289,530
Total Asset-Backed Securities – 3.0%			4,116,098
Common Stocks (c)		Shares
Capital Markets — 0.2%
E*Trade Financial Corp.		14,300	226,083
Chemicals — 0.0%
Wellman Holdings, Inc.		272	884
Wellman Holdings, Inc. (acquired
1/30/09, cost $313) (d)		1,341	4,358
Diversified Financial Services — 1.4%
Kcad Holdings I Ltd.		142,194,803	1,958,023
Electrical Equipment — 0.0%
Medis Technologies Ltd.		176,126	2,994
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.		688	2,752
Metals & Mining — 0.1%
Euramax International		468	147,263

Common Stocks (c)		Shares	Value
Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd. (a)		300,167	$ 929,453
Software — 0.2%
Bankruptcy Management
Solutions, Inc.		536	5
HMH Holdings/EduMedia		45,526	227,630
			227,635
Total Common Stocks – 2.6%			3,499,445
		Par
Corporate Bonds		(000)
Airlines — 0.4%
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16	USD	271	286,771
United Air Lines, Inc., 12.75%,
7/15/12		295	322,245
			609,016
Auto Components — 0.8%
Icahn Enterprises LP, 7.75%,
1/15/16		1,065	1,094,287
Capital Markets — 0.2%
E*Trade Financial Corp., 0.01%,
8/31/19 (a)(e)(f)		83	126,886
KKR Group Finance Co., 6.38%,
9/29/20 (a)		80	85,345
			212,231
Chemicals — 1.4%
CF Industries, Inc., 6.88%,
5/01/18		445	511,194
Wellman Holdings, Inc., Subordinate
Note (e):
(Second Lien), 10.00%,
1/29/19		894	1,242,660
(Third Lien), 5.00%, 1/29/19 (g)		301	213,598
			1,967,452
Commercial Banks — 1.3%
CIT Group, Inc.:
7.00%, 5/01/14		22	22,670
7.00%, 5/01/16		120	120,450
7.00%, 5/01/17		1,575	1,580,906
Glitnir Banki HF, 6.38%,
9/25/12 (a)(c)(h)		365	—
			1,724,026

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011	1

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Commercial Services & Supplies — 0.6%
AWAS Aviation Capital Ltd., 7.00%,
10/15/16 (a)	USD	480	$ 497,801
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (a)		260	269,750
			767,551
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		450	477,000
Containers & Packaging — 0.5%
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	250	371,467
7.75%, 11/15/19		240	360,063
			731,530
Diversified Financial Services — 1.8%
Ally Financial, Inc.:
5.38%, 6/06/11	USD	110	158,301
6.88%, 9/15/11		150	151,500
7.50%, 12/31/13		20	21,600
2.51%, 12/01/14 (b)		750	738,821
8.00%, 3/15/20		20	22,075
7.50%, 9/15/20		160	172,200
8.00%, 11/01/31		110	120,702
8.00%, 11/01/31		100	110,750
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		80	88,200
Reynolds Group DL Escrow, Inc.,
8.50%, 10/15/16 (a)		300	321,000
Reynolds Group Issuer, Inc. (a):
8.50%, 10/15/16	EUR	200	301,851
6.88%, 2/15/21	USD	195	201,094
			2,408,094
Diversified Telecommunication
Services — 0.4%
ITC Deltacom, Inc., 10.50%,
4/01/16		180	194,400
Qwest Communications
International, Inc., Series B,
7.50%, 2/15/14		347	351,771
			546,171
Electronic Equipment, Instruments
& Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)		250	268,125
Health Care Providers & Services —
0.2%
HCA, Inc., 7.25%, 9/15/20		235	256,150
Health Care Technology — 0.6%
IMS Health, Inc., 12.50%, 3/01/18 (a)		700	833,000

	Par
Corporate Bonds	(000)	Value
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment Operating
Co., Inc., 10.00%, 12/15/18 USD	25	$ 23,125
Little Traverse Bay Bands of
Odawa Indians, 9.00%,
8/31/20 (a)	192	172,800
MGM Resorts International,
11.13%, 11/15/17	390	452,400
Travelport LLC, 4.94%,
9/01/14 (b)	810	704,700
Tropicana Entertainment LLC,
Series WI, 9.63%,
12/15/14 (c)(h)	120	12
		1,353,037
Household Durables — 0.4%
Beazer Homes USA, Inc., 12.00%,
10/15/17	500	565,000
IT Services — 0.3%
First Data Corp., 7.38%,
6/15/19 (a)	390	396,825
Independent Power Producers &
Energy Traders — 2.0%
Energy Future Holdings Corp.,
10.00%, 1/15/20	400	433,063
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20	1,325	1,441,147
NRG Energy, Inc., 7.63%,
1/15/18 (a)	795	802,950
		2,677,160
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%,
12/01/15 (a)	722	772,079
Media — 2.3%
CSC Holdings, Inc., 8.50%,
4/15/14	180	201,600
Cengage Learning Acquisitions,
Inc., 10.50%, 1/15/15 (a)	415	394,250
Checkout Holding Corp., 10.04%,
11/15/15 (a)(f)	425	279,437
Clear Channel Worldwide Holdings,
Inc., Series B, 9.25%, 12/15/17	774	845,595
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (a)	300	324,000
Media (concluded)
Unitymedia Hessen GmbH & Co.
KG (FKA UPC Germany GmbH),
8.13%, 12/01/17 (a)	1,000	1,062,500
		3,107,382
Metals & Mining — 0.7%
FMG Resources August 2006 Pty
Ltd., 7.00%, 11/01/15 (a)	410	426,400
Novelis, Inc., 8.38%, 12/15/17	455	495,950

2 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Metals & Mining (concluded)
RathGibson, Inc., 11.25%,
2/15/14 (c)(h)	USD	1,390	$ 139
			922,489
Multiline Retail — 0.2%
Dollar General Corp., 11.88%,
7/15/17 (g)		215	245,638
Oil, Gas & Consumable Fuels — 0.5%
Alpha Natural Resources, Inc. (i):
6.00%, 6/01/19		260	261,625
6.25%, 6/01/21		325	330,688
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)		135	146,475
			738,788
Paper & Forest Products — 1.0%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (a)(g)		720	713,279
Clearwater Paper Corp., 10.63%,
6/15/16		190	215,175
Longview Fibre Paper & Packaging,
Inc., 8.00%, 6/01/16 (a)		165	167,475
Verso Paper Holdings LLC:
11.50%, 7/01/14		144	156,240
Series B, 4.02%, 8/01/14 (b)		170	163,625
			1,415,794
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International (a):
6.50%, 7/15/16		365	363,175
6.75%, 10/01/17		25	24,750
7.00%, 10/01/20		20	19,600
			407,525
Professional Services — 0.1%
FTI Consulting, Inc., 6.75%,
10/01/20 (a)		85	86,700
Real Estate Investment Trusts
(REITs) — 0.0%
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22 (a)		65	64,838
Wireless Telecommunication
Services — 1.4%
Cricket Communications, Inc.,
7.75%, 5/15/16		850	903,125
Digicel Group Ltd. (a):
9.13%, 1/15/15		279	288,067
8.25%, 9/01/17		255	267,750
iPCS, Inc., 2.40%, 5/01/13 (b)		200	193,750

		Par
Corporate Bonds		(000)	Value
Wireless Telecommunication Services (concluded)
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	USD	225	$ 226,969
			1,879,661
Total Corporate Bonds – 19.5%			26,527,549
Floating Rate Loan Interests (b)
Aerospace & Defense — 3.0%
DynCorp International, Term Loan,
6.25%, 7/05/16		578	580,714
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked
Deposit, 2.31%, 3/26/14		31	26,867
Term Loan, 2.19% - 2.31%,
3/26/14		495	434,476
SI Organization, Inc., New Tranche
B, Term Loan, 4.50%, 11/22/16		1,072	1,077,460
Scitor Corp., Term Loan B, 5.00%,
2/15/17		573	573,125
TransDigm, Inc., Term Loan (First
Lien), 4.00% - 5.25%, 2/14/17		898	901,116
Wesco Aircraft Hardware Corp.,
Term Loan B, 4.25%, 4/04/17		480	483,600
			4,077,358
Airlines — 1.3%
Delta Air Lines, Inc., Credit New
Term Loan B, 5.50%, 4/20/17		1,800	1,780,875
Auto Components — 1.2%
Allison Transmission, Inc., Term
Loan, 2.96%, 8/07/14		741	735,408
Armored Auto Group, Inc. (FKA
Viking Acquisition, Inc.), Term
Loan B, 6.00%, 11/04/16		608	608,475
UCI International, Inc., Term Loan,
5.50%, 7/26/17		349	351,598
			1,695,481
Biotechnology — 0.3%
Grifols SA, Term Loan B, 6.00%,
11/23/16		385	387,968
Building Products — 3.0%
Armstrong World Industries, Inc.,
Term Loan B, 4.00%, 3/09/18		575	576,197
CPG International I, Inc., Term
Loan B, 6.00%, 2/18/17		848	849,465
Goodman Global, Inc., Initial Term
Loan (First Lien), 5.75%,
10/28/16		2,239	2,252,420

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011	3

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Building Products (concluded)
Momentive Performance Materials
(Blitz 06-103 GmbH), Tranche B-
2B Term Loan, 4.69%, 5/05/15 EUR		318	$ 449,793
			4,127,875
Capital Markets — 1.9%
American Capital Ltd., Term Loan
B, 7.50%, 12/31/13	USD	261	261,456
HarbourVest Partners, Term Loan
(First Lien), 6.25%, 12/14/16		948	952,552
Nuveen Investments, Inc.:
Extended Term Loan (First
Lien), 5.77% - 5.81%,
5/12/17		862	865,433
Non Extended Term Loan (First
Lien), 3.27% - 3.31%,
11/13/14		588	578,179
			2,657,620
Chemicals — 6.6%
American Rock Salt Holdings LLC,
Term Loan, 5.50%, 4/19/17		610	613,431
Arizona Chemical Co., LLC, New
Term Loan B, 4.75%, 11/21/16		532	534,672
Chemtura Corp., Term Facility,
5.50%, 8/27/16		700	703,500
Gentek, Inc., Tranche B Term Loan,
5.00% - 5.75%, 3/03/17		1,070	1,070,703
MDI Holdings, LLC (FKA
MacDermid, Inc.), Tranche C
Term Loan, 3.43%, 4/11/14	EUR	221	312,108
Nexeo Solutions, LLC, Term Loan
B, 5.00%, 9/08/17	USD	600	599,813
PQ Corp. (FKA Niagara Acquisition,
Inc.), Original Term Facility (First
Lien), 3.45% - 3.53%, 7/30/14		627	611,250
Rockwood Specialties Group, Inc.,
Term Loan B, 3.75%, 2/09/18		645	649,147
Styron Sarl, Term Loan B, 6.00%,
8/02/17		1,297	1,303,696
Tronox Worldwide LLC, Exit Term
Loan, 7.00%, 10/15/15		1,327	1,336,072
Univar, Inc., Term Loan B, 5.00%,
6/30/17		1,297	1,296,055
			9,030,447
Commercial Banks — 1.2%
CIT Group Inc., Tranche 3 Term
Loan, 6.25%, 8/11/15		1,602	1,616,783
Commercial Services & Supplies — 4.1%
ARAMARK Corp.:
Letter of Credit - 1 Facility,
2.12%, 1/27/14		7	6,829
Letter of Credit - 2 Facility,
3.49%, 7/26/16		10	9,719
US Term Loan, 2.18%,
1/27/14		86	84,765

		Par
Floating Rate Loan Interests (b)		(000)	Value
Commercial Services & Supplies (concluded)
ARAMARK Corp. (concluded):
US Term Loan B, 3.56%,
7/26/16	USD	148	$ 147,786
AWAS Finance Luxembourg Sarl,
Loan, 7.75%, 6/10/16		256	261,073
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan B, 5.00%,
5/19/17		1,250	1,253,750
Altegrity, Inc. (FKA US
Investigations Services, Inc.),
Tranche D Term Loan, 7.75%,
2/21/15		844	850,480
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16		925	926,652
Diversey, Inc. (FKA Johnson
Diversey, Inc.), Tranche B Dollar
Term Loan, 4.00%, 11/24/15		179	178,886
Protection One, Inc., Term Loan,
6.00%, 5/16/16		434	435,091
Quad/Graphics, Inc., Term Loan,
5.50%, 4/14/16		298	297,502
Synagro Technologies, Inc., Term
Loan (First Lien), 2.20%,
4/02/14		641	604,109
Volume Services America, Inc.
(Centerplate), Term Loan B,
10.50% - 10.75%, 9/16/16		498	500,609
			5,557,251
Communications Equipment — 1.8%
Avaya, Inc., Term Loan B:
3.01%, 10/24/14		566	546,383
4.76%, 10/26/17		912	887,565
CommScope, Inc., Term Loan B,
5.00%, 1/14/18		1,000	1,005,000
			2,438,948
Construction & Engineering — 0.9%
BakerCorp., Inc., Term Loan B,
5.00%, 6/08/17		500	501,250
Safway Services, LLC, First Out
Tranche Loan, 9.00%, 12/16/17		800	800,000
			1,301,250
Consumer Finance — 1.9%
Springleaf Financial Funding Co.
(FKA AGFS Funding Co.), Term
Loan, 5.50%, 5/05/17		2,600	2,595,939
Containers & Packaging — 0.7%
Anchor Glass Container Corp.,
Term Loan (First Lien), 6.00%,
3/02/16		146	146,413
Graham Packaging Co., LP, Term
Loan D, 6.00%, 9/23/16		796	798,207
			944,620

4 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (b)	(000)	Value
Diversified Consumer Services — 3.2%
Coinmach Service Corp., Term
Loan, 3.24% - 3.26%, 11/20/14 USD	1,346	$ 1,295,582
Laureate Education:
Closing Date Term Loan,
3.52%, 8/17/14	802	795,699
Delayed Draw Term Loan,
3.52%, 8/17/14	120	119,137
Series A New Term Loan,
7.00%, 8/31/14	1,196	1,199,069
ServiceMaster Co.:
Closing Date Term Loan,
2.72% - 2.81%, 7/24/14	862	840,995
Delayed Draw Term Loan,
2.70%, 7/24/14	86	83,751
		4,334,233
Diversified Financial Services — 2.2%
MSCI, Inc., Term Loan B, 3.75%,
3/14/17	799	803,507
Reynolds Group Holdings, Inc.,
Term Loan E, 4.25%, 2/09/18	2,150	2,148,656
		2,952,163
Diversified Telecommunication
Services — 3.1%
Hawaiian Telcom Communications,
Inc., Term Loan, 9.00%,
11/01/15	1,366	1,400,747
Integra Telecom Holdings, Inc.,
Term Loan, 9.25% - 9.50%,
4/15/15	819	820,688
Level 3 Financing, Inc.:
Incremental Tranche A Term
Loan, 2.53%, 3/13/14	1,175	1,148,746
Term Loan B, 11.50%,
3/13/14	125	132,500
US Telepacific Corp., Term Loan B,
5.75%, 2/23/17	750	746,625
		4,249,306
Electronic Equipment, Instruments
& Components — 2.6%
Aeroflex Incorporated, Term Loan
B, 4.25%, 5/09/18	1,350	1,350,000
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 4.50%,
7/14/17	494	492,794
Non Extended Term Loan,
3.95%, 10/10/14	663	660,999
Flextronics International Ltd., Delayed
Draw:
Term Loan A-2, 2.44%,
10/01/14	24	23,744
Term Loan A-3, 2.46%,
10/01/14	21	20,352

		Par
Floating Rate Loan Interests (b)		(000)	Value
Electronic Equipment, Instruments
& Components (concluded)
Sensata Technologies Finance
Company, LLC, New Term Loan,
4.00%, 5/11/18	USD	1,000	$ 1,001,458
			3,549,347
Energy Equipment & Services — 1.7%
CCS Income Trust, 3.26%,
11/14/14		803	768,595
MEG Energy Corp., Tranche D Term
Loan, 4.00%, 3/16/18		1,600	1,603,250
			2,371,845
Food & Staples Retailing — 2.5%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.59%, 7/05/15	GBP	750	1,202,906
Bolthouse Farms, Inc., Term Loan
(First Lien), 5.50% - 5.75%,
2/11/16	USD	521	522,550
Pilot Travel Centers LLC, Initial
Tranche B Term Loan, 4.25%,
3/30/18		540	541,856
U.S. Foodservice, Inc.:
New Term Loan B, 5.75%,
5/25/17		300	295,000
Term Loan B, 2.70%, 7/03/14		881	834,020
			3,396,332
Food Products — 5.5%
Advance Pierre Foods, Term Loan,
(Second Lien):
7.00%, 9/30/16		926	930,526
11.25%, 9/29/17		500	508,125
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan,
8.50%, 10/14/14		125	123,603
Term Loan A, 8.25% - 8.50%,
10/14/14		352	346,537
Term Loan B, 8.50% - 8.75%,
10/14/14		428	423,613
Del Monte Corp., Term Loan B,
4.50%, 3/08/18		2,900	2,899,075
Green Mountain Coffee Roasters,
Inc., Term Loan B Facility,
5.50%, 12/16/16		181	180,681
Michaels Foods Group, Inc. (FKA
M-Foods Holdings, Inc.), Term
Loan B, 4.25%, 2/23/18		542	544,247
Pinnacle Foods Finance LLC,
Tranche D Term Loan, 6.00%,
4/02/14		581	587,125
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan,
5.00% - 5.50%, 3/02/17		298	299,524
Tranche C-1 Term Loan,
5.00% - 5.50%, 3/02/17		736	738,753
			7,581,809

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011	5

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Health Care Equipment & Supplies — 1.1%
DJO Finance LLC (FKA ReAble
Therapeutics Finance LLC), Term
Loan, 3.19%, 5/20/14	USD	352	$ 349,008
Iasis Healthcare LLC, Term Loan,
5.00%, 5/03/18		1,100	1,100,825
			1,449,833
Health Care Providers & Services — 4.4%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.44% - 2.50%, 7/25/14		27	26,418
Non Extended Term Loan,
2.44% - 2.50%, 7/25/14		529	511,271
ConvaTec, Inc., Dollar Term Loan,
5.75%, 12/22/16		599	599,996
DaVita, Inc., Tranche B Term Loan,
4.50%, 10/20/16		798	802,489
Emergency Medical Services, Term
Loan, 5.25%, 5/02/18		1,000	997,679
HCA, Inc.:
Tranche A-1 Term Loan,
1.56%, 11/19/12		17	16,841
Tranche B-1 Term Loan,
2.56%, 11/18/13		87	86,121
Tranche B-2 Term Loan,
3.56%, 3/31/17		57	56,377
Harden Healthcare, Inc.:
Tranche A Additional Term
Loan, 7.75%, 3/02/15		589	577,432
Tranche A Term Loan, 8.50%,
3/02/15		352	344,680
inVentiv Health, Inc. (FKA Ventive
Health, Inc.):
Term Loan B, 4.75%, 8/04/16		761	762,604
Term Loan B2, 4.75%,
8/04/16		150	149,251
Renal Advantage Holdings, Inc.,
Tranche B Term Loan, 5.75%,
12/16/16		599	601,867
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		486	485,941
			6,018,967
Health Care Technology — 0.8%
IMS Health, Inc., Tranche B Dollar
Term Loan, 4.50%, 8/25/17		643	644,263
MedAssets, Inc., Term Loan B,
5.25%, 11/16/16		415	417,125
			1,061,388
Hotels, Restaurants & Leisure — 9.5%
Ameristar Casinos, Inc., Term Loan
B, 4.00%, 4/13/18		750	753,209

		Par
Floating Rate Loan Interests (b)		(000)	Value
Hotels, Restaurants & Leisure (concluded)
BLB Management Services, Inc.
(Wembly, Inc.), Loan (Exit),
8.50%, 11/05/15	USD	412	$ 412,696
Blackstone UTP Capital LLC, Loan,
7.75%, 11/06/14		690	700,136
Dunkin' Brands, Inc.:
New Term Loan B, 5.25%,
11/23/17		135	135,084
Term Loan B, 4.25%,
11/23/17		1,022	1,022,889
Gateway Casinos & Entertainment,
Ltd., Term Loan B, 6.50%,
4/20/16	CAD	1,170	1,210,183
Golden Living, Term Loan, 5.00%,
5/04/18	USD	900	885,600
Harrah's Operating Co., Inc.:
Term Loan B-2, 3.19% -
3.27%, 1/28/15		155	144,228
Term Loan B-3, 3.24% -
3.30%, 1/28/15		3,314	3,084,186
Term Loan B-4, 9.50%,
10/31/16		384	407,069
Seaworld Parks & Entertainment,
Inc. (FKA SW Acquisitions Co.,
Inc.), Term Loan B, 4.00%,
8/17/17		1,229	1,232,729
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 5.25%, 6/30/16		895	901,232
Universal City Development
Partners Ltd., Term Loan, 5.50%,
11/06/14		418	420,384
VML US Finance LLC (FKA Venetian
Macau):
New Project Term Loan,
4.70%, 5/27/13		296	295,569
Term B Delayed Draw Project
Loan, 4.70%, 5/25/12		378	377,491
Term B Funded Project Loan,
4.70%, 5/27/13		995	993,829
			12,976,514
Household Durables — 0.5%
Visant Corp. (FKA Jostens), Term
Loan B, 5.25%, 12/22/16		628	627,798
IT Services — 4.9%
Ceridian Corp., US Term Loan,
3.19%, 11/10/14		1,027	998,638
First Data Corp.:
Extended Term Loan B, 4.19%,
3/23/18		3,185	2,970,343
Initial B-1 Term Loan, 2.94%,
9/24/14		112	105,069
Initial B-2 Term Loan, 2.94%,
9/24/14		183	171,220
Initial B-3 Term Loan, 2.94%,
9/24/14		80	74,302

6 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
IT Services (concluded)
infoGROUP, Inc., Term Loan,
5.75%, 5/22/18	USD	390	$ 387,075
iPayment, Inc., Term Loan B,
5.75%, 5/08/17		575	577,635
TransUnion LLC, Term Loan,
4.75%, 2/12/18		1,468	1,473,234
			6,757,516
Independent Power Producers &
Energy Traders — 3.6%
AES Corp., Term Loan B, 3.51%,
5/17/18		1,000	999,063
Calpine Corp., Term Loan B,
4.50%, 4/02/18		2,150	2,154,300
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-2 Term Loan,
3.73% - 3.75%, 10/10/14		1,263	1,075,396
Initial Tranche B-3 Term Loan,
3.73% - 3.75%, 10/10/14		873	743,137
			4,971,896
Industrial Conglomerates — 0.9%
Sequa Corp., Term Loan, 3.50% -
3.56%, 12/03/14		1,197	1,181,277
Insurance — 0.8%
CNO Financial Group, Inc., Term
Loan, 7.50%, 9/30/16		1,040	1,046,500
Internet & Catalog Retail — 0.3%
FTD Group, Inc., Tranche B Term
Loan, 6.75%, 8/26/14		357	356,814
Leisure Equipment & Products — 0.4%
EB Sports Corp., Loan, 11.50%,
12/31/15		502	502,030
Machinery — 1.4%
Navistar Financial Corp., Term
Loan B, 4.50%, 12/16/12		398	397,482
Tomkins Plc, Term Loan A, 4.25%,
9/29/16		1,476	1,479,616
			1,877,098
Marine — 0.3%
Horizon Lines, LLC:
Revolving Loan, 0.50% -
8.00%, 8/08/12		279	273,324
Term Loan, 6.06%, 8/08/12		127	125,176
			398,500
Media — 19.5%
Acosta, Inc., Term Loan, 4.75%,
3/01/18		1,150	1,151,150
Affinion Group, Inc., Tranche B
Term Loan, 5.00%, 10/10/16		942	941,294
Atlantic Broadband Finance, LLC,
Term Loan B, 4.00%, 3/08/16		486	487,395

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (continued)
Bresnan Telecommunications Co.
LLC, Term Loan, 4.50%,
12/14/17	USD	1,372	$ 1,376,862
Cengage Learning Acquisitions, Inc.
(Thomson Learning):
Term Loan, 2.44%, 7/03/14		995	926,295
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		481	481,294
Charter Communications Operating,
LLC:
Term Loan B, 7.25%, 3/06/14		14	14,579
Term Loan C, 3.56%, 9/06/16		1,029	1,029,190
Clarke American Corp., Term
Facility B, 2.69% - 2.81%,
6/30/14		568	526,052
Clear Channel Communications,
Inc., Term Loan B, 3.84%,
1/28/16		1,185	1,035,723
Ellis Communications KDOC, LLC,
Loan, 10.00%, 12/30/11		1,939	727,241
Getty Images, Inc., Initial Term
Loan, 5.25%, 11/07/16		1,095	1,100,657
Gray Television, Inc., Term Loan B,
3.81%, 12/31/14		495	491,107
HMH Publishing Co., Ltd., Tranche
A Term Loan, 6.03%, 6/12/14		727	685,075
Hubbard Broadcasting, Second
Lien Term Loan B, 5.25%,
4/28/17		500	503,125
Intelsat Jackson Holdings S.A. (FKA
Intelsat Jackson Holdings, Ltd.),
Tranche B Term Loan, 5.25%,
4/02/18		3,000	3,017,082
Interactive Data Corp., New Term
Loan B, 4.75%, 2/12/18		1,350	1,353,367
Knology, Inc., Term Loan B, 4.00%,
8/18/17		599	597,752
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG),
Facility B1, 3.68%, 3/06/15	EUR	304	398,651
Mediacom Illinois, LLC (FKA
Mediacom Communications,
LLC), Tranche D Term Loan,
5.50%, 3/31/17	USD	716	717,589
Newsday LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		2,000	2,125,000
Nielsen Finance LLC, Class B
Dollar Term Loan, 3.96%,
5/02/16		810	810,174
Sinclair Television Group, Inc., New
Tranche B Term Loan, 4.00%,
10/28/16		509	509,489
Springer Science+Business Media
SA, Facility A1, 6.75%, 6/30/15 EUR		1,000	1,446,295

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011	7

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.52%, 6/01/12	USD	918	$ 906,492
UPC Broadband Holding B.V., Term
U, 4.79%, 12/31/17	EUR	660	948,179
Univision Communications, Inc.,
Extended First Lien Term Loan,
4.44%, 3/31/17	USD	1,194	1,153,314
Weather Channel, Term Loan B,
4.25%, 2/13/17		1,197	1,203,484
			26,663,907
Metals & Mining — 3.1%
Novelis Inc., Term Loan, 4.00%,
3/10/17		1,496	1,502,329
Walter Energy, Inc., Term Loan B,
4.00%, 4/02/18		2,700	2,705,522
			4,207,851
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc.
(FKA NE Energy, Inc.), Term B
Advance (First Lien), 2.81%,
11/01/13		213	210,877
Multiline Retail — 1.6%
Dollar General Corp., Tranche B-2
Term Loan, 2.94% - 2.95%,
7/07/14		270	269,595
Hema Holding BV, Facility D,
6.25%, 1/05/17	EUR	1,400	1,989,555
			2,259,150
Oil, Gas & Consumable Fuels — 1.5%
EquiPower Resources Holdings,
LLC, Term Facility B, 5.75%,
1/26/18	USD	800	803,000
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15		1,196	1,213,653
			2,016,653
Personal Products — 0.2%
NBTY, Inc., Term Loan B, 4.25%,
10/02/17		238	238,287
Pharmaceuticals — 2.1%
Axcan Pharma, Inc., Term Loan,
5.50%, 2/10/17		1,047	1,042,138
Quinteles Transnational Corp.,
Term Loan, 5.00%, 6/08/18		800	794,500
Warner Chilcott Corp.:
Term Loan B-1, 4.25%,
3/15/18		503	503,797
Term Loan B-2, 4.25%,
3/15/18		251	251,899

		Par
Floating Rate Loan Interests (b)		(000)	Value
Pharmaceuticals (concluded)
Warner Chilcott Corp. (concluded):
Term Loan B-3, 4.25%,
3/15/18	USD	346	$ 346,360
			2,938,694
Professional Services — 1.3%
Booz Allen Hamilton, Inc., Tranche
B Term Loan, 4.00%, 8/03/17		1,025	1,029,576
Fifth Third Processing Solutions,
LLC, Term Loan B (First Lien),
4.75%, 11/03/16		698	698,599
			1,728,175
Real Estate Investment Trusts
(REITs) — 1.0%
iStar Financial, Inc., Term Loan
(Second Lien), 5.00%, 6/28/13		1,352	1,344,959
Real Estate Management &
Development — 2.1%
Realogy Corp.:
Extended Synthetic Letter of
Credit Loan, 4.64%, 10/10/16		228	212,205
Extended Term Loan B, 4.52%,
10/10/16		2,862	2,660,424
			2,872,629
Road & Rail — 0.3%
The Hertz Corp., Term Loan B,
3.75%, 3/09/18		400	399,998
Semiconductors & Semiconductor
Equipment — 0.6%
Freescale Semiconductor, Inc.,
Term Loan B, 4.46%, 12/01/16		367	365,841
Microsemi Corp., Term Loan B,
4.00%, 11/02/17		499	500,412
			866,253
Software — 0.8%
Rovi Solutions Corp., Tranche B
Term Loan, 4.00%, 2/07/18		500	502,500
Telcordia Technologies, Inc., Term
Loan, 6.75%, 4/09/16		263	263,148
Vertafore, Inc., Term Loan B,
5.25%, 7/29/16		334	335,415
			1,101,063
Specialty Retail — 3.7%
Burlington Coat Factory
Warehouse Corp., Term Loan B,
6.25%, 2/18/17		424	423,726
General Nutrition Centers, Inc.,
Term Loan B, 4.25%, 3/02/18		1,200	1,200,900
J. Crew Group, Inc., Term Loan B,
4.75%, 3/07/18		400	392,125
Jo-Ann Stores, Inc., Term Loan B,
4.75%, 3/16/18		400	395,700

8 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC. MAY 31, 2011

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Specialty Retail (concluded)
Michaels Stores, Inc.:
Term Loan B-1, 2.56%,
10/31/13	USD	223	$ 219,558
Term Loan B-2, 4.81%,
7/31/16		361	361,392
Petco Animal Supplies, Inc., Term
Loan B, 4.50%, 11/24/17		1,139	1,137,483
Toys 'R' Us Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16		764	765,282
Term Loan, 6.00%, 6/14/18		200	198,298
			5,094,464
Wireless Telecommunication
Services — 1.3%
MetroPCS Wireless, Inc.:
Term Loan B, 4.00%, 3/16/18		249	248,232
Tranche B-2 Term Loan,
4.07%, 11/04/16		505	504,946
Vodafone Americas Finance 2 Inc.,
Initial Loan, 6.88%, 8/11/15		1,035	1,066,390
			1,819,568
Total Floating Rate Loan Interests – 116.8%			159,636,109
Beneficial
Interest
Other Interests (j)		(000)
Auto Components — 0.9%
Delphi Debtor-in-Possession
Holding Co. LLP Class B
Membership Interests		—(k)	1,202,882
Intermet Liquidating Trust Class A		256	2
			1,202,884
Diversified Financial Services — 0.5%
J.G. Wentworth LLC Preferred
Equity Interests (l)		—(k)	661,240
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		360	4
Household Durables — 0.7%
Stanley Martin, Class B
Membership Units (l)		1	981,522
Metals & Mining — 0.5%
RathGibson Acquisition Corp. (l)		88	759,344
Total Other Interests – 2.6%			3,604,994

Trust Preferred		Shares	Value
Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40	USD	2,000	$ 52,540
Total Trust Preferred – 0.0%			52,540
Warrants (m)
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(Expires 4/29/14)		304	3
Software — 0.0%
Bankruptcy Management
Solutions, Inc. (Expires 9/29/17)		357	4
HMH Holdings/EduMedia (Expires
3/09/17)		4,970	—
			4
Total Warrants – 0.0%			7
Total Long-Term Investments
(Cost – $203,636,935) – 144.5%			197,436,742
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (n)(o)		584,833	584,833
Total Short-Term Securities
(Cost – $584,833) – 0.4%			584,833
Options Purchased		Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires
12/21/19, Broker Goldman Sachs
Bank USA		13	—
Total Options Purchased
(Cost – $12,711) – 0.0%			—

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011	9

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Value
Total Investments
(Cost – $204,234,479*) – 144.9%	$198,021,575
Liabilities in Excess of Other Assets – (44.9)%	(61,341,499)
Net Assets – 100.0%	$ 136,680,076

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 202,148,777
Gross unrealized appreciation	$ 6,755,596
Gross unrealized depreciation	(10,882,798)
Net unrealized depreciation	$ (4,127,202)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Non-income producing security.
(d) Restricted security as to resale. As of report date the Fund held less than
0.1% of its net assets, with a current market value of $4,358 and an original cost of $313, in this security.
(e) Convertible security.
(f) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Morgan Stanley & Co.	$ 592,313	$ 7,313

(j) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(k) Amount is less than $1,000.
(l) The investment is held by a wholly-owned taxable subsidiary of the Fund.
(m)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(n) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	May 31,
Affiliate	2010	Activity	2011	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	1,822,139	(1,237,306)	584,833	$3,367

(o) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Foreign currency exchange contracts as of May 31, 2011 were as follows:

						Unrealized Appreciation
Currency Purchased			Currency Sold	Counterparty	Settlement Date	(Depreciation)
USD	1,001,865	CAD	963,000	Citibank N.A.	7/07/11	$ 8,773
USD	1,804,446	GBP	1,105,000	Deutsche Bank AG London	7/07/11	(12,504)
USD	6,667,212	EUR	4,586,500	UBS AG	7/27/11	75,618
Total						$ 71,887

10	BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (continued)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset-Backed
Securities	—	$1,270,758	$ 2,845,340	$ 4,116,098
Common Stocks	$ 231,829	1,076,716	2,190,900	3,499,445
Corporate
Bonds	—	24,898,479	1,629,070	26,527,549
Floating Rate
Loan Interests	—	144,559,778	15,076,331	159,636,109
Other Interests…	—	1,202,882	2,402,112	3,604,994
Trust
Preferred	52,540	—	—	52,540
Warrants	—	—	7	7
Short-Term
Securities	584,833	—	—	584,833
Liabilities:
Unfunded Loan
Commitments	—	—	(3,415)	(3,415)
Total	$ 869,202 $ 173,008,613		$24,140,345	$198,018,160

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign
currency
exchange
contracts	—	$84,391	—	$84,391
Liabilities:
Foreign
currency
exchange
contracts	—	(12,504)	—	(12,504)
Total	—	$71,887	—	$71,887
[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011	11

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
Schedule of Investments (concluded)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed	Common	Corporate	Floating Rate	Other
	Securities	Stocks	Bonds	Loan Interests	Interests	Warrants	Total
Assets:
Balance, as of August 31, 2010…	$ 338,985	$ 230,600	$ 904,927	$ 22,878,826	$1,589,042	$ 3	$ 25,942,383
Accrued discounts/premiums	15,690	—	7,093	152,817	—	—	175,600
Net realized gain (loss)	—	—	6,525	(202,455)	—	—	(195,930)
Net change in unrealized
appreciation/depreciation[2]	992,828	(992,334)	459,878	1,083,918	704,350	—	2,248,640
Purchases	2,847,837	3,031,765	223,447	5,171,430	108,720	4	11,383,203
Sales	(1,350,000)	(79,131)	(76,913)	(14,496,214)	—	—	(16,002,258)
Transfers in3	—	—	104,113	6,312,551	—	—	6,416,664
Transfers out[3]	—	—	—	(5,824,542)	—	—	(5,824,542)
Balance, as of May 31, 2011	$2,845,340	$ 2,190,900	$ 1,629,070	$15,076,331	2,402,112	$ 7	$ 24,143,760

2 The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2011 was $538,158.
3 The Funds policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

Unfunded
Loan
Commitments
Liabilities:

Balance, as of August 31, 2010	$(46,660)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized
appreciation/depreciation[4]	43,245
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—
Balance, as of May 31, 2011	$ (3,415)

4 The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2011 was $(3,415).
5 The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 26, 2011